Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income	¥ 1,191,375	¥ 622,260	¥ 966,550
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs and contract costs	390,693	416,642	374,026
Amortization of film costs	273,044	329,809	348,493
Accrual for pension and severance costs, less payments	(42,936)	8,948	(33,631)
Other operating (income) expense, net	7,468	(3,611)	(71,568)
(Gain) loss on securities investments, net (other than financial services business)	(247,033)	20,177	(118,630)
(Gain) loss on marketable securities and securities investments held in the financial services business, net	(478,321)	93,088	(66,383)
Deferred income taxes	(153,427)	4,799	(121,650)
Equity in net (income) loss of affiliated companies, net of dividends	(4,948)	(5,114)	7,947
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade and contract assets	(37,779)	62,654	1,144
(Increase) decrease in inventories	(57,007)	40,315	30,455
Increase in film costs	(280,541)	(361,194)	(410,994)
Increase (decrease) in notes and accounts payable, trade	211,939	(91,435)	18,534
Increase (decrease) in accrued income and other taxes	80,165	(40,144)	(20,039)
Increase in future insurance policy benefits and other	905,343	520,683	544,179
Increase in deferred insurance acquisition costs	(102,289)	(99,433)	(88,807)
Increase in marketable securities held in the life insurance business	(156,132)	(124,270)	(64,034)
(Increase) decrease in other current assets	(102,400)	(37,286)	16,576
Increase (decrease) in other current liabilities	62,619	(27,083)	56,723
Other	(109,683)	19,940	(110,153)
Net cash provided by operating activities	1,350,150	1,349,745	1,258,738
Cash flows from investing activities:
Payments for purchases of fixed assets	(512,239)	(439,761)	(312,644)
Proceeds from sales of fixed assets	15,823	18,758	17,585
Payment for EMI Music Publishing acquisition, net of cash acquired			(244,197)
Proceeds from sales of businesses	3,151	12,816
Other	(23,481)	(14,729)	(30,821)
Net cash used in investing activities	(1,781,516)	(1,352,278)	(1,307,445)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	406,857	118,447	94,351
Payments of long-term debt	(98,134)	(198,055)	(382,671)
Increase in short-term borrowings, net	355,536	193,332	123,979
Increase in deposits from customers in the financial services business, net	467,286	258,720	246,945
Dividends paid	(61,288)	(49,574)	(38,067)
Payments for purchase of treasury stock	(366)	(200,211)	(100,177)
Other	(6,226)	(17,107)	(35,203)
Net cash provided by (used in) financing activities	666,967	65,658	(122,884)
Effect of exchange rate changes on cash and cash equivalents, including restricted	36,668	(21,643)	52,465
Net increase (decrease) in cash and cash equivalents, including restricted	272,269	41,482	(119,126)
Cash and cash equivalents, including restricted, at beginning of the fiscal year	1,515,295	1,473,813	1,592,939
Cash and cash equivalents, including restricted, at end of the fiscal year	1,787,564	1,515,295	1,473,813
Less - Restricted cash and cash equivalents, included in other current assets and other assets	582	2,938	3,740
Cash and cash equivalents at end of the fiscal year	1,786,982	1,512,357	1,470,073
Cash paid during the fiscal year for -
Income taxes	119,084	216,922	210,499
Interest	8,491	10,000	10,882
Non-cash investing and financing activities -
Conversion of convertible bonds	78,342	430	16
Obtaining assets by entering into finance leases	9,597	6,478	32,541
Financial Services Business
Cash flows from investing activities:
Payments for investments and advances	(1,631,017)	(1,319,062)	(1,078,250)
Proceeds from sales or return of investments and collections of advances	449,081	343,740	309,498
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(103,143)	(48,853)	(53,525)
Proceeds from sales or return of investments and collections of advances	20,309	14,456	2,442
Nile Acquisition LLC
Cash flows from financing activities:
Payment for purchase of noncontrolling interest			(32,041)
Spotify Technology SA
Cash flows from investing activities:
Proceeds to sale of shares			¥ 82,467
Olympus Corporation
Cash flows from investing activities:
Proceeds to sale of shares		80,357
Game Show Network LLC
Cash flows from financing activities:
Payment for purchase of noncontrolling interest		¥ (39,894)
Sony Financial Holdings Inc
Cash flows from financing activities:
Proceeds from issuance of short-term borrowings in connection with payment for purchase of noncontrolling interest in Sony Financial Holdings Inc.	396,500
Payments of short-term borrowings in connection with payment for purchase of noncontrolling interest in Sony Financial Holdings Inc.	(396,500)
Payment for purchase of noncontrolling interest	¥ (396,698)